SUBSEQUENT EVENTS (Detail) (Subsequent Event [Member], USD $)	1 Months Ended	2 Months Ended	4 Months Ended
	Jul. 31, 2012	Aug. 16, 2012	Aug. 31, 2012
Stock Issued During Period, Shares, Issued for Cash		1,318,863	5,531,798
Equity Issuance, Per Share Amount (in Dollars per share)		$ 0.70	$ 0.70
Stock Issued During Period, Shares, Issued for Services	105,000
Director [Member]
Stock Issued During Period, Shares, Issued for Cash			250,000